TRADE ACCOUNTS RECEIVABLE (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade accounts receivable [line items]
Trade accounts receivable, gross amount	¥ 38,894	¥ 39,299
Less: Loss allowance for ECLs	(4,033)	(3,860)
Trade accounts receivable, net	34,861	35,439
Sinopec Group Company and fellow subsidiaries.
Disclosure of trade accounts receivable [line items]
Trade accounts receivable, gross amount	2,199	12,045
Associates and joint ventures
Disclosure of trade accounts receivable [line items]
Trade accounts receivable, gross amount	6,536	4,781
Third parties
Disclosure of trade accounts receivable [line items]
Trade accounts receivable, gross amount	¥ 30,159	¥ 22,473